Earnings Per Share (Reconciliation Of Weighted-Average Shares Used In Earnings Per Share Computations) (Details) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Earnings Per Share [Abstract]
Weighted-average shares - basic (in shares)	231.3	230.3
Potentially dilutive share options (in shares)	0.1	0.3
Weighted-average shares - diluted (in shares)	231.4	230.6
Antidilutive share options excluded from computation of diluted earnings per share (in shares)	0.4	0.1